Dividends	12 Months Ended
Sep. 30, 2019
Other Liabilities Disclosure [Abstract]
Dividends
Note 19 — Dividends
The Company’s Board of Directors declared the following dividends during the fiscal years ended September 30, 2019, 2018 and 2017:

Declaration Date	Dividends Per Ordinary Share	Record Date	Total Amount	Payment Date

August 7, 2019	$0.285	September 30, 2019	$38,413	October 25, 2019
May 14, 2019	$0.285	June 28, 2019	$38,730	July 19, 2019
February 5, 2019	$0.285	March 29, 2019	$39,084	April 19, 2019
November 8, 2018	$0.250	December 31, 2018	$34,755	January 18, 2019

July 31, 2018	$0.250	September 28, 2018	$35,046	October 19, 2018
May 10, 2018	$0.250	June 29, 2018	$35,363	July 20, 2018
January 30, 2018	$0.250	March 30, 2018	$35,637	April 20, 2018
November 8, 2017	$0.220	December 29, 2017	$31,556	January 19, 2018

August 2, 2017	$0.220	September 29, 2017	$31,736	October 23, 2017
May 9, 2017	$0.220	June 30, 2017	$31,981	July 14, 2017
February 1, 2017	$0.220	March 31, 2017	$32,223	April 14, 2017
November 8, 2016	$0.195	December 30, 2016	$28,606	January 13, 2017

The amounts payable as a result of the August 7, 2019, July 31, 2018 and August 2, 2017 declarations were included in accrued expenses and other current liabilities as of September 30, 2019, 2018 and 2017, respectively.
On November 12, 2019, the Company’s Board of Directors approved quarterly dividend payment of $0.285 per share, and set December 31, 2019 as the record date for determining the shareholders entitled to receive the dividend, which is payable on January 24, 2020.
On November 12, 2019, the Company’s Board of Directors also approved, subject to shareholder approval at the January 2020 annual general meeting of shareholders, an increase in the quarterly cash dividend to $0.3275 per share, anticipated to be paid in
April 2020
.